Accounts Receivable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable, Net, Current	$ 1,168,970	$ 898,934	$ 116,963